UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22272

Nuveen California Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Value Fund 2 (NCB)
	November 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.8% (4.9% of Total Investments)
$ 3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	$ 2,437,610
	Bonds, Series 2005A-1, 5.500%, 6/01/45
	Education and Civic Organizations – 9.9% (10.0% of Total Investments)
500	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	499,965
	2005A, 5.000%, 10/01/25
2,510	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/19 at 100.00	A2	2,509,875
	2009, 5.500%, 11/01/39
1,965	California State Public Works Board, Lease Revenue Bonds, University of California Department	4/19 at 100.00	A–	2,020,551
	of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23
4,975	Total Education and Civic Organizations			5,030,391
	Health Care – 21.9% (22.3% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Health	5/19 at 100.00	A	1,046,220
	Facility Revenue Bonds, Saint Rose Hospital, Series 2009A, 6.000%, 5/15/29
1,000	California Health Facilities Financing Authority Revenue Bonds, Sereis 2009A (Childrens	11/19 at 100.00	A	1,042,220
	Hospital of Orange County, 6.500%, 11/01/38
1,900	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/19 at 100.00	A	1,978,565
	Series 2009A, 6.000%, 7/01/39
2,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	1,863,700
	Series 2006, 5.250%, 3/01/45
850	California Municipal Financing Authority, Certificates of Participation, Community Hospitals	2/17 at 100.00	Baa2	794,266
	of Central California, Series 2007, 5.250%, 2/01/27
1,400	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/18 at 100.00	AAA	1,349,460
	System West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
125	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante	3/16 at 100.00	A+	113,130
	System, Series 2006, 5.000%, 3/01/41
1,500	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/18 at 100.00	AAA	1,479,735
	2004D, 5.050%, 8/15/38 – FSA Insured
800	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	693,008
	System, Series 2006, 5.000%, 8/01/24
850	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	Baa1	771,673
	5.500%, 8/01/37
11,425	Total Health Care			11,131,977
	Housing/Single Family – 10.9% (11.1% of Total Investments)
1,485	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L,	2/18 at 100.00	AA–	1,472,170
	5.500%, 8/01/38
2,500	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 4.625%,	2/16 at 100.00	AA–	2,166,900
	8/01/26 (Alternative Minimum Tax)
2,000	California State Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007b,	12/16 at 100.00	Aa2	1,897,440
	5.150%, 12/01/27 (Alternative Minimum Tax)
5,985	Total Housing/Single Family			5,536,510
	Industrials – 1.6% (1.6% of Total Investments)
900	California Enterprise Development Authority, Sewer Facilities Revenue, Anheuser-Busch Project,	9/12 at 100.00	BBB+	790,524
	Senior Lien Series 2007, 5.300%, 9/01/47 (Alternative Minimum Tax)
	Materials – 1.0% (1.0% of Total Investments)
585	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	518,778
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)

	Tax Obligation/General – 12.0% (12.2% of Total Investments)
2,000	California, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	A	1,773,880
	NPFG Insured
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds,	5/24 at 100.00	AA	1,270,101
	Series 2009B, 0.000%, 5/01/34
1,120	Oakland, California, General Obligation Bonds, Measure Series 2009DD, 5.250%, 1/15/29	1/19 at 100.00	AA–	1,137,786
1,895	Pacific Grove Unified School District, California, General Obligation Bonds, Series 2009C.,	8/19 at 100.00	AA	1,911,202
	5.375%, 8/01/39
7,115	Total Tax Obligation/General			6,092,969
	Tax Obligation/Limited – 11.9% (12.1% of Total Investments)
1,000	Lancaster Redevelopment Agency Combined Project Areas, Housing Programs, California,	8/19 at 100.00	A	1,057,670
	Tax Allocation Bonds 2009, 6.875%, 8/01/39
1,000	San Francisco City and County, California, Redevelopment Financing Authority, Tax Allocation	8/19 at 100.00	A	1,048,530
	Revenue Bonds, San Francisco Redevelopment Projects, Series 2009B, 6.625%, 8/01/39
1,500	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA–	1,517,550
	Improvement Projects, Series 2009A, 5.250%, 4/01/31
500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior	10/13 at 102.00	N/R	485,950
	Lien Refunding Series 2003, 6.250%, 10/01/28
2,000	Westlake Village, California, Certificates of Participation, Financign Project, Series 2009,	6/16 at 100.00	AA+	1,922,500
	5.000%, 6/01/39
6,000	Total Tax Obligation/Limited			6,032,200
	Transportation – 2.0% (2.0% of Total Investments)
1,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/16 at 100.00	A1	1,027,570
	Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured
	Utilities – 14.0% (14.1% of Total Investments)
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C,	No Opt. Call	A	1,039,140
	6.500%,11/01/39
2,495	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,542,904
	5.000%, 2/15/17
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,422,176
	5.250%, 11/01/24
1,000	Tuolumne Wind Project Authority, California, Revenue Bonds, Tuolumne Company Project, Series	1/19 at 100.00	A+	1,066,960
	2009A, 5.625%, 1/01/29
6,895	Total Utilities			7,071,180
	Water and Sewer – 8.6% (8.7% of Total Investments)
2,000	Orange County Sanitation District, California, Certificates of Participation, Series 2007,	2/19 at 100.00	AAA	2,251,840
	Trust 3020, 17.274%, 2/01/35 (IF)
1,000	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/19 at 100.00	A+	1,078,810
	Series 2009B, 5.250%, 5/15/25
500	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series	10/19 at 100.00	AA+	501,120
	2009B, 5.000%, 10/01/39
500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western	8/19 at 100.00	AAA	515,008
	Municipal Water District, Series 2009, 5.625%, 9/01/39
4,000	Total Water and Sewer			4,346,778
$ 52,380	Total Investments (cost $46,384,323) – 98.6%			50,016,487
	Other Assets Less Liabilities – 1.4%			722,059
	Net Assets – 100%			$ 50,738,546

Fair Value Measurements

In determining the value of the Fund's investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$50,016,487	$ —	$50,016,487

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2009, the cost of investments was $46,326,719.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

Gross unrealized:
Appreciation	$3,707,223
Depreciation	(17,455)
Net unrealized appreciation (depreciation) of investments	$3,689,768

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund 2

By (Signature and Title)      /s/ Kevin J. McCarthy
                                                Kevin J. McCarthy
                                                Vice President and Secretary

Date         January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                               Gifford R. Zimmerman
                                               Chief Administrative Officer (principal executive officer)

Date         January 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                               Stephen D. Foy
                                               Vice President and Controller (principal financial officer)

Date        January 29, 2010